Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill
2019	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Bank	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	597	1,531	2,053	2,838	916	7,947
Foreign currency translation impact	(5)	(22)	(18)	(2)	(8)	(55)
Other	(3)	(28)	(10)	0	0	(41)
Balance at end of period	589	1,481	2,025	2,836	908	7,851
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	3,891
Balance at end of period	0	0	772	2,719	388	3,891
Net book value (CHF million)
Net book value	589	1,481	1,253	117	520	3,960
2018
Gross amount of goodwill (CHF million)
Balance at beginning of period	592	1,531	2,044	2,837	911	7,927
Foreign currency translation impact	2	8	9	1	5	25
Other	3	(8)	0	0	0	(5)
Balance at end of period	597	1,531	2,053	2,838	916	7,947
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	3,891
Balance at end of period	0	0	772	2,719	388	3,891
Net book value (CHF million)
Net book value	597	1,531	1,281	119	528	4,056
1
Gross amount of goodwill and accumulated impairment include CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.